UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 9/30

Date of reporting period: 07/01/06 - 06/30/07






Item 1. Proxy Voting Record


================ WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: Wells Fargo Advantage C&B Large Cap Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).


================ WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND =================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo
Advantage Index Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage Strategic Small Cap Value Portfolio and Wells Fargo Advantage International Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).


=============== WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Strategic Small Cap Value Portfolio, and Wells Fargo Advantage Small Company Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, filing Date: August 31, 2007).


=================== WELLS FARGO ADVANTAGE EQUITY INCOME FUND ===================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Equity Income Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).


=================== WELLS FARGO ADVANTAGE EQUITY VALUE FUND ====================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Equity Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).


=================== WELLS FARGO ADVANTAGE GROWTH EQUITY FUND ===================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage Strategic Small Cap Value Portfolio and Wells Fargo Advantage International Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).


======================= WELLS FARGO ADVANTAGE INDEX FUND =======================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Index Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date:
August 31, 2007).



============== WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Large Cap Appreciation Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).



=============== WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Large Company Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).



=============== WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Small Company Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).



================ WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Small Company Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).



============== WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND ============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Strategic Small Cap Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).



========== END NPX REPORT




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


WELLS FARGO FUNDS TRUST

BY: /s/ KARLA M. RABUSCH*
KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC. AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 31, 2007


*BY: /s/ ANDREW OWEN
ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY DATED AUGUST 31, 2007 AND FILED HEREWITH.


WELLS FARGO FUNDS TRUST
POWER OF ATTORNEY


Karla M. Rabusch, whose signature appears below, does hereby constitute and appoint Andrew Owen, an officer of Wells Fargo Funds Trust (hereafter the "Trust") individually with power of substitution or resubstitution, her true and lawful attorney-in-fact and agent ("Attorney-in-Fact") with full power of substitution and resubstitution for her in her name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Trust's proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Trust any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Trust and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Trust.

Effective Date:
August 31, 2007


/s/ Karla M. Rabusch
____________________________________
Karla M. Rabusch